Share-Based Compensation (Share-based Compensation to Other Employees, Restricted Share Units Activity) (Details) (ClassA Restricted Share Units to Other Employees before Changyou's Initial Public Offering [Member], USD $)
12 Months Ended
Dec. 31, 2012
ClassA Restricted Share Units to Other Employees before Changyou's Initial Public Offering [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Units, Unvested, Beginning balance	169,000
Number of Units, Granted	0
Number of Units, Vested	(85,000)
Number of Units, Forfeited	(3,000)
Number of Units, Unvested, Ending balance	81,000
Number of Units, Expected to vest thereafter	73,000
Weighted-Average Grant-Date Fair Value, Unvested, Beginning balance	$ 8.00
Weighted-Average Grant-Date Fair Value, Vested	$ 8.00
Weighted-Average Grant-Date Fair Value, Forfeited	$ 8.00
Weighted-Average Grant-Date Fair Value, Unvested, Ending balance	$ 8.00
Weighted-Average Grant-Date Fair Value, Expected to vest thereafter	$ 8.00